Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39937
Entity Address, Address Line One	9 Andrei Sakharov Street
Entity Address, Address Line Two	P.O. Box 15067
Entity Address, Country	IL
Entity Address, Postal Zip Code	Haifa 3190500
Entity Address, City or Town	Matam
Entity Incorporation, State or Country Code	IL
Entity Registrant Name	ZIM Integrated Shipping Services Ltd.
Entity Central Index Key	0001654126
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ZIM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Somekh Chaikin (a member firm of KPMG International)
Auditor Location	Haifa, Israel
Auditor Firm ID	1057
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9 Andrei Sakharov Street
Entity Address, Address Line Two	P.O. Box 15067
Entity Address, Country	IL
Entity Address, Postal Zip Code	Haifa 3190500
Entity Address, City or Town	Matam
Contact Personnel Email Address	nativ.noam@zim.com
Local Phone Number	8652170
City Area Code	+972-4
Contact Personnel Name	Noam Nativ